Note 16 - Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax recognised in profit or loss
Current tax	$ 9,492	$ 7,311	$ 3,783
Income tax - current year	8,969	6,802	2,523
Income tax - prior year (over)/ under provision	(54)	29	1,075
Withholding tax - current year	577	480	580
Withholding tax - prior year overprovision			(395)
Deferred tax expense	5,681	2,979	3,662
Origination and reversal of temporary differences	5,681	2,979	3,662
Tax expense – recognised in profit or loss	15,173	10,290	7,445
Tax expense	$ 15,173	$ 10,290	$ 7,445